BROKERAGE COMMISSION AND HANDLING CHARGE INCOME - Disaggregation - Geographic location (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
Total	$ 10,572,744	$ 1,358,388	$ 6,044,746	$ 3,944,779
Hong Kong
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
Total	7,825,932		4,721,494	3,197,605
Others
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
Total	$ 2,746,812		$ 1,323,252	$ 747,174